DERIVATIVE ASSETS AND LIABILITIES (Details) CLF in Thousands, $ in Thousands, $ in Thousands, SFr in Millions	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 CLF	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 USD ($)
Derivative Instrument US Bond Obligations | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging | CLF		CLF 7,992,694				CLF 8,462,025
Derivative Instrument US Bond Obligations | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	$ 91,164,876				$ 85,252,373
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			$ 300,000
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | First Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	37,373,076
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Second Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	76,644,920				41,788,077
Derivative financial assets held for hedging					39,271,844
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Third Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	$ 51,810,982				$ 59,298,394
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities | SFr				SFr 170
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			150,000
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			150,000
Derivative Instrument Raw Material Purchases | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount			90,300				$ 89,000
Derivative Instrument, Raw Material Swap Contract | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount			5,600				$ 1,700
Derivative Instrument, Raw Material Swap Contract | Forward agreements | Fair value hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Notional amount			$ 12,890